Advances from FHLB (Annual Principal Obligations) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013
Advances from FHLB
2015	$ 18,950
Advances from Federal Home Loan Banks, Total	$ 18,950	$ 19,889